Intangible Assets, Net - Summary of Finite-Lived Intangible Assets (Parenthetical) (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands		1 Months Ended	12 Months Ended
	Jul. 17, 2018 CNY (¥)	Feb. 28, 2018 CNY (¥) shares	Dec. 31, 2021 CNY (¥) ¥ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 CNY (¥) ¥ / shares	Dec. 31, 2019 CNY (¥) ¥ / shares
Finite-lived Intangibles and Indefinite-Lived Intangible Assets [Line Items]
Amortization of intangible assets						¥ 479,497
Net loss			¥ 6,108,533	$ 958,563	¥ 7,007,153	10,276,739
Indefinite-lived intangible assets					¥ 14,784
Useful Lives of Acquired Set of Assets Unchanged
Finite-lived Intangibles and Indefinite-Lived Intangible Assets [Line Items]
Amortization of intangible assets						159,538
Net loss						¥ 9,956,780
Class A and Class B ordinary share
Finite-lived Intangibles and Indefinite-Lived Intangible Assets [Line Items]
Net loss per share | (per share)			¥ 1.11	$ 0.17	¥ 1.36	¥ 2.02
Class A and Class B ordinary share | Useful Lives of Acquired Set of Assets Unchanged
Finite-lived Intangibles and Indefinite-Lived Intangible Assets [Line Items]
Net loss per share | ¥ / shares						¥ 1.96
Purchase Agreement | Class B Ordinary Shares
Finite-lived Intangibles and Indefinite-Lived Intangible Assets [Line Items]
Stock issued during period, shares | shares		36,860,691
Traffic Acquisition Agreement, Trademarks and Non-compete
Finite-lived Intangibles and Indefinite-Lived Intangible Assets [Line Items]
Intangible assets		¥ 599,150
Traffic Acquisition Agreement
Finite-lived Intangibles and Indefinite-Lived Intangible Assets [Line Items]
Intangible assets estimated useful life		4 years				1 year 8 months 19 days
Non-compete
Finite-lived Intangibles and Indefinite-Lived Intangible Assets [Line Items]
Intangible assets estimated useful life		4 years
Trademarks
Finite-lived Intangibles and Indefinite-Lived Intangible Assets [Line Items]
Intangible assets estimated useful life		2 years
Skymoons
Finite-lived Intangibles and Indefinite-Lived Intangible Assets [Line Items]
Finite-lived intangibles and Indefinite-lived intangible assets	¥ 707,000
Skymoons | Mobile games in development
Finite-lived Intangibles and Indefinite-Lived Intangible Assets [Line Items]
Intangible assets	¥ 240,000
Impairment charges on intangible assets						¥ 99,096
Skymoons | Mobile games in development | Maximum
Finite-lived Intangibles and Indefinite-Lived Intangible Assets [Line Items]
Intangible assets estimated useful life	4 years
Skymoons | Published Mobile Games
Finite-lived Intangibles and Indefinite-Lived Intangible Assets [Line Items]
Intangible assets	¥ 366,000
Intangible assets estimated useful life	2 years
Skymoons | Technology
Finite-lived Intangibles and Indefinite-Lived Intangible Assets [Line Items]
Intangible assets	¥ 101,000
Intangible assets estimated useful life	5 years